Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Long-term debt
Senior	SFr 143,874	SFr 141,689	SFr 133,056
Subordinated	25,034	27,196	26,285
Non-recourse liabilities from consolidated VIEs	1,319	1,568	1,746
Long-term debt	170,227	170,453	161,087
of which reported at fair value	69,436	72,312	70,976
Structured notes
Long-term debt
Long-term debt	45,030	SFr 48,210	47,039
Bank
Long-term debt
Senior	96,726		94,768
Subordinated	66,247		63,765
Non-recourse liabilities from consolidated VIEs	1,319		1,746
Long-term debt	164,292		160,279
of which reported at fair value	68,486		70,243
Bank | Structured notes
Long-term debt
Long-term debt	SFr 45,030		SFr 47,039